Convertible Notes (Details) - Schedule of Convertible Notes - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Convertible Notes [Line Items]
Total convertible notes	$ 5,584,422	$ 5,020,633
Streeterville Note [Member]
Schedule of Convertible Notes [Line Items]
Total convertible notes		5,020,633
YA Notes [Member]
Schedule of Convertible Notes [Line Items]
Total convertible notes	$ 5,584,422